RELATED PARTY TRANSACTIONS (Schedule of Balances with Related Parties) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amount due from related parties	$ 324.6	$ 168.6
Amount due to related parties	201.4	$ 87.1
Hanwha Chemical Corporation [Member]
Related Party Transaction [Line Items]
Amount due from related parties	7.0
Amount due to related parties	9.5
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Amount due from related parties	75.6	$ 125.3
Amount due to related parties	118.6	$ 63.8
Hanwha S&C Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 7.9
SolarOne Group [Member]
Related Party Transaction [Line Items]
Amount due from related parties		$ 11.5
Amount due to related parties		21.5
Q CELLS Japan [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 21.0	1.1
Amount due to related parties	2.4	1.6
Hanwha International [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0.3	21.4
Q CELLS USA [Member]
Related Party Transaction [Line Items]
Amount due from related parties	58.9	$ 15.3
Amount due to related parties	3.3
Hanwha Europe [Member]
Related Party Transaction [Line Items]
Amount due to related parties	9.9
Q CELLS Korea [Member]
Related Party Transaction [Line Items]
Amount due from related parties	142.2
Amount due to related parties	3.2
Hanwha Advanced [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 14.4
Fenland Renewables Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties		$ 5.0
Green End Renewables Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties		$ 4.1
Hanwha S&C Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 1.2
Hanwha TechM Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	26.3
ReNew Akshay Urja Pvt. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	5.2
Hanwha Techwin [Member]
Related Party Transaction [Line Items]
Amount due to related parties	0.2
Hanwha Hotel & Resort Inc. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	0.1
Hanwha TechM Hungary ZRt. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	4.4
Bt1 Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	5.6
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	5.1
Shanghai Baowangtiansui Solar Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	4.2
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2.6
Razin Elektrik Uretim Sanayi Ve Ticaret Anonim Sirketi [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2.0
Altinorda Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	1.4
Bahcesaray Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	1.4
Meca Enerji Ic Ve Dis Tic.San.Ve Ticaret Limited Sirketi [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 1.4
Other [Member]
Related Party Transaction [Line Items]
Amount due to related parties		$ 0.2